Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: March 10, 2022

Payment Date	3/15/2022
Collection Period Start	2/1/2022
Collection Period End	2/28/2022
Interest Period Start	2/15/2022
Interest Period End	3/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$317,745,576.16	$22,810,210.42	$294,935,365.74	0.668788	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$481,229,576.16	$22,810,210.42	$458,419,365.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$484,620,786.75	$461,810,576.33	0.340447
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$484,620,786.75	$461,810,576.33
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$317,745,576.16	1.60000%	30/360	$423,660.77
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$481,229,576.16			$658,273.66

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$484,620,786.75	$461,810,576.33
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$484,620,786.75	$461,810,576.33
Number of Receivable Outstanding	39,912	39,005
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	37	36

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,798,129.01
Principal Collections	$22,753,226.66
Liquidation Proceeds	$54,608.47
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,605,964.14
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,605,964.14

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$403,850.66	$403,850.66	$—	$—	$24,202,113.48
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,202,113.48
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,202,113.48
Interest - Class A-3 Notes	$423,660.77	$423,660.77	$—	$—	$23,778,452.71
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$23,611,662.96
First Allocation of Principal	$—	$—	$—	$—	$23,611,662.96
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$23,591,428.50
Second Allocation of Principal	$—	$—	$—	$—	$23,591,428.50
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$23,569,046.25
Third Allocation of Principal	$5,854,999.83	$5,854,999.83	$—	$—	$17,714,046.42
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,688,839.99
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,124,839.99
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,124,839.99
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$733,629.40
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$733,629.40
Remaining Funds to Certificates	$733,629.40	$733,629.40	$—	$—	$—
Total	$24,605,964.14	$24,605,964.14	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$484,620,786.75	$461,810,576.33
Note Balance	$481,229,576.16	$458,419,365.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$56,983.76
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	61	$54,608.47
Monthly Net Losses (Liquidation Proceeds)			$2,375.29
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.11)%
Second Preceding Collection Period			(0.16)%
Preceding Collection Period			0.06%
Current Collection Period			0.01%
Four-Month Average Net Loss Ratio			(0.05)%
Cumulative Net Losses for All Periods			$1,178,151.39
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	54	$741,079.85
60-89 Days Delinquent	0.06%	14	$255,040.03
90-119 Days Delinquent	0.02%	6	$110,719.05
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	74	$1,106,838.93

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$29,284.63
Total Repossessed Inventory	3	$29,284.63

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	20	$365,759.08
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.08%
Second Preceding Collection Period		0.09%
Preceding Collection Period		0.08%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of February 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.33	0.07%	21	0.05%